                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

January 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Strategic Income Fund
                File Nos. 33-28598; 811-05724

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 30 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on December 27, 2007.

                                                              Sincerely,

                                                              /s/ Garrett Broadrup
                                                              ------------------------------------
                                                              Garrett Broadrup
                                                              Assistant Vice President and Assistant Counsel
                                                              303-768-6127
                                                              gbroadrup@oppenheimerfunds.com

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Bell, Boyd & Lloyd
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann